BANK BORROWINGS - Principal repayment schedule of bank borrowings (Details) $ in Thousands	Dec. 31, 2024 USD ($)
BANK BORROWINGS
2025	$ 41,853
2026	32,126
2027	27,400
2028	$ 15,715